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VP S&P 500 Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP International Equity Portfolio

MainStay VP S&P 500 Portfolio

Supplement dated January 15, 2013 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

Subadvisor Name Change

Effective on or about January 25, 2013, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to each Portfolio, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Prospectus is revised to reflect that Cornerstone Capital Management is the Portfolios’ Subadvisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.